Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Collateralizing current liabilities	$ 432,768	$ 413,858
Investments in associated companies (measured using fair value option)	$ 1,198,029	$ 1,314,227
EQUITY
Common shares, par value	$ 1	$ 1
Common shares, authorized	600,000,000	600,000,000
Common shares, issued and outstanding after deducting shares held in treasury	244,582,588	243,808,147
Treasury stock, shares	47,006,711	47,525,707